Revenues from Contracts with Customers (Tables)	6 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenues from Contracts With Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue for the six and three months ended September 30, 2020 and 2021 are as follows;

	Millions of yen	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Revenues from contracts with customers	¥505,743	¥595,111
Other revenues *	578,995	646,423

Total revenues	¥1,084,738	¥1,241,534

	Millions of yen	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Revenues from contracts with customers	¥249,114	¥301,299
Other revenues *	297,983	331,422

Total revenues	¥547,097	¥632,721

*
Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2021 and September 30, 2021.

	Millions of yen
	March 31, 2021	September 30, 2021
Trade Notes, Accounts and Other Receivable	¥180,828	¥176,293
Contract assets (Included in Other Assets)	6,558	11,415
Contract liabilities (Included in Other Liabilities)	40,436	34,767